UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor Growth Equity Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.70%
Accommodation - 0.09%
Wyndham Worldwide Corp.	2,287	135,756

Administrative and Support Services - 0.61%
AECOM Technology Corp. (a)	5,387	156,923
Barrett Business Services, Inc.	4,688	301,298
Liquidity Services, Inc. (a)	1,102	32,663
TripAdvisor, Inc. (a)	6,401	473,482
		964,366
Air Transportation - 0.48%
Alaska Air Group, Inc.	7,454	422,046
Copa Holdings SA (b)	1,555	203,363
SkyWest, Inc.	5,255	67,737
Spirit Airlines, Inc. (a)	2,001	62,371
		755,517
Ambulatory Health Care Services - 0.58%
Air Methods Corp.	11,897	486,825
DaVita HealthCare Partners, Inc. (a)	3,948	424,450
		911,275
Amusement, Gambling, and Recreation Industries - 0.64%
Six Flags Entertainment Corp.	6,362	210,009
Walt Disney Co.	13,007	791,216
		1,001,225
Animal Production and Aquaculture - 0.26%
Cal-Maine Foods, Inc.	8,879	405,149

Apparel Manufacturing - 0.87%
Carter's, Inc.	1,829	134,688
PVH Corp.	2,866	368,997
Under Armour, Inc. (a)	564	40,969
VF Corp.	4,416	826,719
		1,371,373
Beverage and Tobacco Product Manufacturing - 4.38%
Altria Group, Inc.	7,548	255,726
Boston Beer Co., Inc. (a)	2,152	455,880
Brown-Forman Corp.	660	44,213
Coca-Cola Co.	30,562	1,166,857
Coca-Cola Enterprises, Inc.	34,332	1,284,017
Lorillard, Inc.	915	38,705
PepsiCo, Inc.	12,730	1,014,963
Philip Morris International, Inc.	25,926	2,163,265
Reynolds American, Inc.	10,241	487,779
		6,911,405
Broadcasting (except Internet) - 1.28%
Comcast Corp.	20,305	854,637
DIRECTV (a)	987	57,424
Discovery Communications, Inc. (a)	8,562	663,641
Starz (a)	17,794	444,138
		2,019,840
Building Material and Garden Equipment and Supplies Dealers - 3.56%
Home Depot, Inc.	31,815	2,369,899
Lumber Liquidators Holdings, Inc. (a)	17,923	1,781,905
Sherwin-Williams Co.	8,490	1,463,676
		5,615,480

Chemical Manufacturing - 9.59%
Abbott Laboratories	25,569	852,215
AbbVie, Inc.	25,569	1,089,495
Actavis, Inc. (a)	11,059	1,494,956
American Pacific Corp. (a)	1,596	78,188
CF Industries Holdings, Inc.	1,241	236,212
Church & Dwight Co., Inc.	734	43,563
Colgate-Palmolive Co.	10,072	581,859
E.I. du Pont de Nemours & Co.	579	32,783
Eastman Chemical Co.	4,158	316,008
Endo Health Solutions, Inc. (a)	2,412	99,109
Gilead Sciences, Inc. (a)	23,673	1,426,772
Innophos Holdings, Inc.	6,209	304,055
Johnson & Johnson	13,375	1,155,734
LyondellBasell Industries NV (b)	19,919	1,397,318
Mallinckrodt PLC (a)(b)	1,387	60,543
Medifast, Inc. (a)	3,021	75,102
Olin Corp.	9,574	221,159
PDL BioPharma, Inc.	29,730	236,056
Perrigo Co.	4,284	520,720
Pharmacyclics, Inc. (a)	1,380	153,870
PPG Industries, Inc.	2,312	361,157
Questcor Pharmaceuticals, Inc.	5,168	344,602
Regeneron Pharmaceuticals, Inc. (a)	10,120	2,452,177
Salix Pharmaceuticals Ltd. (a)	773	51,745
Stepan Co.	17,178	969,526
The Mosaic Co.	494	20,575
USANA Health Sciences, Inc. (a)	1,521	115,520
Westlake Chemical Corp.	4,298	434,872
		15,125,891
Clothing and Clothing Accessories Stores - 1.25%
Buckle, Inc.	704	36,453
DSW, Inc.	505	43,475
Ross Stores, Inc.	15,222	1,023,832
TJX Companies, Inc.	16,468	868,193
		1,971,953
Computer and Electronic Product Manufacturing - 10.34%
Alliance Fiber Optic Products, Inc.	4,679	173,263
Apple, Inc.	8,698	4,236,361
Atmel Corp. (a)	7,982	57,949
Atrion Corp.	149	35,611
Dell, Inc.	13,115	180,594
EMC Corp.	3,722	95,953
FEI Co.	6,278	491,442
Fossil Group, Inc. (a)	395	45,875
Harris Corp.	9,836	557,013
Intel Corp.	24,881	546,884
International Business Machines Corp.	26,816	4,887,752
Loral Space & Communications, Inc.	2,870	189,736
Mettler-Toledo International, Inc. (a)	196	43,165
OSI Systems, Inc. (a)	3,467	252,051
QUALCOMM, Inc.	22,074	1,463,065
Skyworks Solutions, Inc. (a)	1,446	36,671
St. Jude Medical, Inc.	742	37,404
Stratasys Ltd. (a)(b)	3,287	352,597
TTM Technologies, Inc. (a)	11,530	109,996
Viacom, Inc.	12,856	1,022,823
Western Digital Corp.	24,009	1,488,558
		16,304,763
Couriers and Messengers - 0.02%
United Parcel Service, Inc.	356	30,467

Credit Intermediation and Related Activities - 6.76%
American Express Co.	5,699	409,815
Bank of the Ozarks, Inc.	8,300	376,654
BofI Holdings, Inc. (a)	32,160	2,083,003
Cash America International, Inc.	1,597	68,320
Discover Financial Services	11,203	529,342
FleetCor Technologies, Inc. (a)	23,109	2,382,769
Nationstar Mortgage Holdings, Inc. (a)	3,260	162,022
Ocwen Financial Corp. (a)	31,169	1,572,164
Signature Bank (a)	1,004	88,071
Visa, Inc.	11,704	2,041,412
Wells Fargo & Co.	14,808	608,312
World Acceptance Corp. (a)	3,951	338,482
		10,660,366
Data Processing, Hosting and Related Services - 0.46%
AOL, Inc.	17,030	560,798
Automatic Data Processing, Inc.	1,746	124,245
DST Systems, Inc.	521	37,184
		722,227
Electrical Equipment, Appliance, and Component Manufacturing - 1.19%
AO Smith Corp.	4,132	173,751
Emerson Electric Co.	606	36,584
Generac Holdings, Inc.	24,225	959,068
Hubbell, Inc.	516	52,302
Nortek, Inc. (a)	1,131	75,720
Spectrum Brands Holdings, Inc.	5,610	339,629
Whirlpool Corp.	1,860	239,289
		1,876,343
Electronics and Appliance Stores - 0.59%
Conn's, Inc. (a)	9,334	621,738
Sears Hometown & Outlet Stores, Inc. (a)	9,465	303,637
		925,375
Fabricated Metal Product Manufacturing - 0.24%
Timken Co.	6,868	385,020

Food and Beverage Stores - 0.48%
Casey's General Stores, Inc.	7,151	471,537
Harris Teeter Supermarkets, Inc.	697	34,258
Whole Foods Market, Inc.	4,668	246,237
		752,032
Food Manufacturing - 1.24%
Bunge Ltd. (b)	12,122	918,605
Darling International, Inc. (a)	8,629	174,565
Hain Celestial Group, Inc. (a)	1,256	102,716
Ingredion, Inc.	8,975	564,887
Kraft Foods Group, Inc.	1,138	58,914
Mondelez International, Inc.	1,050	32,203
Omega Protein Corp. (a)	12,223	109,396
		1,961,286
Food Services and Drinking Places - 1.25%
Hyatt Hotels Corp. (a)	17,496	759,326
McDonald's Corp.	11,920	1,124,771
Starbucks Corp.	1,180	83,214
		1,967,311
Furniture and Related Product Manufacturing - 0.37%
Fortune Brands Home & Security, Inc.	9,492	349,686
Patrick Industries, Inc. (a)	7,315	198,090
Select Comfort Corp. (a)	1,476	36,457
		584,233
Gasoline Stations - 0.73%
Susser Holdings Corp. (a)	24,178	1,153,532

General Merchandise Stores - 3.51%
Dollar General Corp. (a)	24,970	1,347,631
Dollar Tree, Inc. (a)	6,100	321,470
Macy's, Inc.	6,271	278,620
O'Reilly Automotive, Inc. (a)	3,794	465,562
Pricesmart, Inc.	397	34,130
Target Corp.	3,762	238,172
Tractor Supply Co.	1,899	232,381
Wal-Mart Stores, Inc.	35,793	2,612,173
		5,530,139
Health and Personal Care Stores - 1.50%
CVS Caremark Corporation	10,581	614,227
Express Scripts Holding Co. (a)	10,163	649,212
L Brands, Inc.	4,088	234,488
McKesson Corp.	2,877	349,296
Owens & Minor, Inc.	7,291	248,696
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,765	274,399
		2,370,318
Heavy and Civil Engineering Construction - 0.26%
MasTec, Inc. (a)	6,928	220,311
Primoris Services Corp.	8,294	186,449
		406,760
Hospitals - 0.51%
Community Health Systems, Inc.	14,903	585,092
Tenet Healthcare Corp. (a)	5,760	224,928
		810,020
Insurance Carriers and Related Activities - 4.99%
Allied World Assurance Co. Holdings AG (b)	37,741	3,461,982
Amtrust Financial Services, Inc.	13,582	485,139
HCI Group, Inc.	30,552	1,065,348
Prudential Financial, Inc.	8,894	665,983
Travelers Companies, Inc.	10,237	817,936
Validus Holdings Ltd. (b)	26,892	930,732
WellPoint, Inc.	5,259	447,751
		7,874,871
Leather and Allied Product Manufacturing - 0.22%
Iconix Brand Group, Inc. (a)	9,401	308,541
NIKE, Inc.	598	37,566
		346,107
Machinery Manufacturing - 2.63%
3D Systems Corp. (a)	10,809	555,582
Applied Materials, Inc.	21,678	325,387
ASML Holding NV - ADR	4,960	431,818
Cummins, Inc.	5,390	664,048
Deere & Co.	2,936	245,567
Flowserve Corp.	7,413	413,571
KLA-Tencor Corp.	9,973	550,011
National Oilwell Varco, Inc.	3,253	241,698
Oil States International, Inc. (a)	991	88,417
Roper Industries, Inc.	5,141	635,942
		4,152,041
Management of Companies and Enterprises - 1.19%
American Equity Investment Life Holding Co.	37,949	751,770
EchoStar Corp. (a)	27,929	1,124,421
		1,876,191
Merchant Wholesalers, Durable Goods - 3.27%
Anixter International, Inc. (a)	4,305	359,726
Arrow Electronics, Inc. (a)	17,635	818,617
Covidien PLC (b)	11,101	659,399

Delphi Automotive PLC (b)	6,937	381,674
Dorman Products, Inc.	30,324	1,523,478
Henry Schein, Inc. (a)	361	36,479
LKQ Corp. (a)	17,220	503,513
MWI Veterinary Supply, Inc. (a)	337	51,251
Tessco Technologies, Inc.	6,697	211,357
WW Grainger, Inc.	2,478	612,933
		5,158,427
Merchant Wholesalers, Nondurable Goods - 0.06%
Monsanto Co.	328	32,108
Procter & Gamble Co.	735	57,249
		89,357
Miscellaneous Manufacturing - 1.33%
3M Co.	711	80,755
Becton Dickinson & Co.	375	36,518
Cooper Companies, Inc.	7,128	930,988
Estee Lauder Companies, Inc.	521	34,053
NewMarket Corp.	3,538	970,049
WR Grace & Co. (a)	529	42,505
		2,094,868
Miscellaneous Store Retailers - 0.16%
1-800-Flowers.com, Inc. (a)	38,757	210,838
PetSmart, Inc.	606	42,681
		253,519
Motion Picture and Sound Recording Industries - 0.56%
Cinemark Holdings, Inc.	8,730	257,273
Lions Gate Entertainment Corp. (a)(b)	17,844	624,719
		881,992
Motor Vehicle and Parts Dealers - 0.13%
Advance Auto Parts, Inc.	388	31,067
America's Car-Mart, Inc. (a)	2,000	82,000
AutoZone, Inc. (a)	74	31,076
Lithia Motors, Inc.	849	55,711
		199,854
Nonstore Retailers - 2.12%
Amazon.com, Inc. (a)	5,652	1,588,099
eBay, Inc. (a)	2,537	126,825
GNC Holdings, Inc.	32,137	1,634,809
		3,349,733
Oil and Gas Extraction - 0.58%
Cabot Oil & Gas Corp.	8,714	340,979
Diamondback Energy, Inc. (a)	12,490	502,597
Occidental Petroleum Corp.	838	73,920
		917,496
Other Information Services - 2.60%
Google, Inc. (a)	4,562	3,863,558
Liberty Global PLC (a)(b)	1,015	77,044
LinkedIn Corp. (a)	663	159,146
		4,099,748
Paper Manufacturing - 1.94%
Clearwater Paper Corp. (a)	11,271	537,176
International Paper Co.	5,915	279,247
Kimberly-Clark Corp.	2,776	259,501
Rock-Tenn Co.	8,964	995,990
Schweitzer-Mauduit International, Inc.	17,148	982,066
		3,053,980
Petroleum and Coal Products Manufacturing - 2.49%
Chevron Corp.	16,579	1,996,609
CVR Energy, Inc.	22,509	963,836
Exxon Mobil Corp.	5,053	440,420
HollyFrontier Corp.	10,911	485,321
Western Refining, Inc.	1,189	34,873
		3,921,059

Plastics and Rubber Products Manufacturing - 0.65%
AEP Industries, Inc. (a)	12,231	956,953
Jarden Corp. (a)	1,441	61,891
		1,018,844
Primary Metal Manufacturing - 0.09%
Handy & Harman Ltd. (a)	5,222	108,826
Precision Castparts Corp.	169	35,700
		144,526
Professional, Scientific, and Technical Services - 4.91%
Accenture PLC (b)	2,481	179,252
Alliance Data Systems Corp. (a)	3,572	699,040
Amgen, Inc.	13,610	1,482,673
Biogen Idec, Inc. (a)	5,873	1,251,067
Booz Allen Hamilton Holding Corp.	12,866	260,279
CACI International, Inc. (a)	4,293	289,348
Cerner Corp. (a)	1,080	49,745
IHS, Inc. (a)	398	42,646
Mastercard, Inc.	1,669	1,011,548
MAXIMUS, Inc.	13,870	520,264
Mistras Group, Inc. (a)	5,028	91,661
priceline.com, Inc. (a)	1,280	1,201,318
Teledyne Technologies, Inc. (a)	1,655	127,716
Towers Watson & Co.	4,292	353,017
WEX, Inc. (a)	2,346	187,750
		7,747,324
Publishing Industries (except Internet) - 5.96%
Adobe Systems, Inc. (a)	2,986	136,609
Catamaran Corp. (a)(b)	18,221	1,000,515
Ellie Mae, Inc. (a)	16,891	490,515
ePlus, Inc.	3,643	189,254
Medidata Solutions, Inc. (a)	14,963	1,338,291
Microsoft Corp.	94,364	3,151,757
News Corp. (a)	12,141	190,614
Oracle Corp.	42,407	1,351,087
TIBCO Software, Inc. (a)	1,539	34,689
Twenty First Century Fox, Inc.	48,564	1,521,510
		9,404,841
Rail Transportation - 1.50%
CSX Corp.	10,694	263,179
Kansas City Southern	396	41,746
Union Pacific Corp.	13,449	2,064,960
		2,369,885

Rental and Leasing Services - 0.38%
Aircastle Ltd. (b)	22,939	373,906
Textainer Group Holdings Ltd. (b)	6,611	230,459
		604,365
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.93%
BlackRock, Inc.	3,844	1,000,670
NASDAQ OMX Group, Inc.	9,402	280,744
Virtus Investment Partners, Inc. (a)	10,098	1,760,081
		3,041,495
Specialty Trade Contractors - 0.13%
Erickson Air-Crane, Inc. (a)	13,741	210,512

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.09%
Cabela's, Inc. (a)	2,041	133,747

Support Activities for Mining - 0.20%
Atwood Oceanics, Inc. (a)	3,476	193,544
Rowan Companies PLC (a)(b)	3,601	127,547
		321,091
Support Activities for Transportation - 0.05%
Tidewater, Inc.	1,495	80,670

Telecommunications - 2.50%
j2 Global, Inc.	8,975	441,929
Liberty Media Corp. (a)	16,701	2,279,352
Time Warner Cable, Inc.	1,310	140,629
Verizon Communications, Inc.	22,628	1,072,115
		3,934,025
Transportation Equipment Manufacturing - 3.18%
Boeing Co.	558	57,987
BorgWarner, Inc. (a)	473	45,682
Dana Holding Corp.	6,931	145,274
Eaton Corp. (b)	15,075	954,549
HEICO Corp.	731	45,688
Honeywell International, Inc.	491	39,069
Lockheed Martin Corp.	6,939	849,472
Polaris Industries, Inc.	2,858	312,122
Standard Motor Products, Inc.	7,932	243,195
TAL International Group, Inc.	4,463	191,017
Tesla Motors, Inc. (a)	421	71,149
TransDigm Group, Inc.	8,555	1,172,035
Triumph Group, Inc.	10,099	726,825
United Technologies Corp.	1,634	163,563
		5,017,627
Truck Transportation - 0.65%
Avis Budget Group, Inc. (a)	9,560	255,921
Saia, Inc. (a)	25,950	778,760
		1,034,681
Utilities - 0.02%
ITC Holdings Corp.	387	34,400

Water Transportation - 0.15%
Royal Caribbean Cruises Ltd. (b)	6,495	238,302

TOTAL COMMON STOCKS (Cost $116,106,902)		157,235,000

EXCHANGE TRADED FUNDS - 0.14%
iShares Russell 1000 Growth Index Fund	2,300	172,799
Vanguard Small-Cap ETF	500	48,415
TOTAL EXCHANGE TRADED FUNDS (Cost $212,133)		221,214

SHORT-TERM INVESTMENTS - 0.05%
Money Market Fund - 0.05%
Wells Fargo Advantage Government Money Market Fund	80,411	80,411
TOTAL SHORT-TERM INVESTMENTS (Cost $80,411)		80,411

Total Investments (Cost $116,399,446) - 99.89%		157,536,625
Other Assets in Excess of Liabilities - 0.11%		180,843
TOTAL NET ASSETS - 100.00%		$157,717,468

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviatons:
ADR	American Depository Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Gerstein Fisher Multi-Factor International Growth Equity Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.00%
Australia - 8.40%
AGL Energy Ltd.	3,099	43,279
APA Group	65,284	347,173
Caltex Australia Ltd.	41,815	702,127
Coca-Cola Amatil Ltd.	1,220	13,281
CSL Ltd.	11,860	716,170
Flight Centre Ltd.	19,378	806,322
Incitec Pivot Ltd.	5,287	12,121
Insurance Australia Group Ltd.	159,111	821,602
QBE Insurance Group Ltd.	2,688	36,213
Ramsay Health Care Ltd.	44,113	1,462,584
Santos Ltd.	4,042	53,391
Suncorp Group Ltd.	45,591	498,011
Sydney Airport	187,514	629,809
Treasury Wine Estates Ltd.	132,501	558,143
Wesfarmers Ltd.	9,820	354,132
Woodside Petroleum Ltd.	785	26,567
Woolworths Ltd.	4,955	156,956
		7,237,881
Austria - 0.06%
Erste Group Bank AG	1,575	50,540

Belgium - 4.00%
Anheuser-Busch InBev NV	27,979	2,609,352
Colruyt SA	785	43,457
KBC Groep NV	16,598	728,924
UCB SA	1,154	67,122
		3,448,855
Cayman Islands - 1.12%
Sands China Ltd.	168,893	967,927

Denmark - 4.17%
Carlsberg A/S	2,634	255,292
Coloplast A/S	24,462	1,327,373
Danske Bank A/S (a)	18,192	363,482
Novo Nordisk A/S	8,531	1,426,347
Tryg A/S	2,621	222,995
		3,595,489
European Union - 0.50%
Bank of Ireland (a)	1,485,320	427,858

Finland - 1.32%
Kone OYJ	2,386	194,774
Neste Oil OYJ	6,086	111,616
Pohjola Bank PLC	50,432	817,411
Wartsila OYJ Abp	315	14,666
		1,138,467
France - 8.34%
Aeroports de Paris	2,994	292,240
Arkema SA	5,997	605,949
AtoS	2,165	160,873
Bureau Veritas SA	7,760	234,018
Credit Agricole SA	67,629	683,236
Danone SA	2,721	202,607

Dassault Systemes SA	1,467	187,456
Essilor International SA	1,617	174,612
Iliad SA	419	100,528
Imerys SA	886	57,694
Legrand SA	1,384	70,160
L'Oreal SA	1,861	310,699
Pernod-Ricard SA	2,332	270,531
Remy Cointreau SA	4,671	491,015
Safran SA	10,641	590,555
Schneider Electric SA	2,937	224,626
Societe BIC SA	2,222	255,479
Societe Television Francaise 1	15,176	202,070
Technip SA	2,194	255,071
Wendel SA	620	75,511
Zodiac Aerospace	12,012	1,740,649
		7,185,579
Germany - 11.14%
Adidas AG	2,094	221,520
BASF SE	6,885	602,213
Bayer AG	6,397	710,997
Bayerische Motoren Werke AG - Ordinary Shares	6,187	583,147
Bayerische Motoren Werke AG - Preference Shares	921	67,555
Continental AG	4,446	671,011
GEA Group AG	1,632	66,001
Henkel AG & Co. KGaA - Ordinary Shares	5,783	470,335
Henkel AG & Co. KGaA - Preference Shares	604	58,533
Hugo Boss AG	2,033	247,723
Kabel Deutschland Holding AG	10,746	1,220,623
Merck KGaA	93	14,128
Muenchener Rueckversicherungs AG	2,831	515,865
Porsche Automobil Holding SE	14,609	1,229,326
ProSiebenSat.1 Media AG	3,845	162,865
Suedzucker AG	6,443	208,028
United Internet AG	13,422	463,590
Volkswagen AG - Ordinary Shares	9,412	2,091,690
		9,605,150
Hong Kong - 6.23%
AAC Technologies Holdings, Inc.	32,208	146,584
AIA Group Ltd.	3,635	15,911
Cheung Kong Infrastructure Holdings Ltd.	144,802	976,877
First Pacific Co. Ltd.	339,143	350,724
Galaxy Entertainment Group Ltd. (a)	599,200	3,630,410
Hong Kong & China Gas Co. Ltd.	12,041	27,773
Li & Fung Ltd.	11,550	16,924
SJM Holdings Ltd.	81,473	208,427
		5,373,630
Ireland - 1.51%
James Hardie Industries PLC	21,041	182,680
Kerry Group PLC	6,761	423,865
Ryanair Holdings PLC - ADR	14,662	695,858
		1,302,403
Italy - 1.64%
Exor SpA	15,791	538,057
Fiat Industrial SpA	4,532	54,206
Luxottica Group SpA	1,899	98,928
Unicredit SpA	128,335	724,827
		1,416,018
Japan - 10.84%
Ajinomoto Co., Inc.	2,305	29,479
Asahi Kasei Corp.	9,389	68,710
Bridgestone Corp.	1,970	64,298

Calbee, Inc.	6,914	673,403
Daiwa Securities Group, Inc.	74,756	598,038
Fuji Heavy Industries Ltd.	74,744	1,799,422
GungHo Online Entertainment, Inc.	12	8,116
Hakuhodo DY Holdings, Inc.	740	50,203
Hino Motors Ltd.	73,869	956,965
IHI Corporation	21,612	86,811
Isuzu Motors Ltd.	1,808	10,945
ITOCHU Corp.	53,984	607,710
J Front Retailing Co. Ltd.	62,094	493,136
Japan Airlines Co. Ltd.	8,651	457,661
Japan Tobacco, Inc.	15,916	537,561
KDDI Corp.	3,400	161,631
Keisei Electric Railway Co. Ltd.	4,208	39,811
Koito Manufacturing Co. Ltd.	1,931	33,904
Lawson, Inc.	5,517	414,331
Mabuchi Motor Co. Ltd.	1,139	56,056
Medipal Holdings Corp.	3,500	38,958
Namco Bandai Holdings, Inc.	3,149	50,090
Nissin Foods Holdings Co. Ltd.	1,237	48,705
Otsuka Holdings Co. Ltd.	5,304	163,869
Sekisui House Ltd.	13,960	167,859
Seven Bank Ltd.	160,338	522,618
Softbank Corp.	2,939	183,353
Sumitomo Rubber Industries Ltd.	2,323	32,490
Suruga Bank Ltd.	9,199	143,903
TOTO Ltd.	11,476	141,560
Toyo Suisan Kaisha Ltd.	1,932	57,961
Toyota Motor Corp.	7,609	457,692
USS Co. Ltd.	458	57,141
Yaskawa Electric Corp.	11,155	131,308
		9,345,698
Jersey - 0.42%
Resolution Ltd.	14,891	73,549
Wolseley PLC	5,703	288,394
		361,943
Luxembourg - 0.04%
Tenaris SA	1,380	30,569

Netherlands - 9.19%
Akzo Nobel NV	437	25,711
ASML Holding NV	16,300	1,422,209
DE Master Blenders NV (a)	2,419	39,516
European Aeronautic Defence and Space Co. NV	30,081	1,732,128
Gemalto NV	7,887	907,768
Heineken Holding NV	16,716	1,009,102
Heineken NV	14,853	1,020,133
ING Groep NV (a)	92,356	1,005,537
Koninklijke Ahold NV	3,672	58,500
Koninklijke Boskalis Westminster NV	1,361	53,863
Koninklijke Vopak NV	2,513	140,966
STMicroelectronics NV	12,576	100,607
Unilever NV	10,789	405,943
		7,921,983
New Zealand - 0.45%
Auckland International Airport Ltd.	165,131	392,311

Singapore - 1.59%
Fraser & Neave Ltd.	96,108	427,950
Keppel Corp. Ltd.	28,595	225,936
Singapore Telecommunications Ltd.	35,685	97,985
StarHub Ltd.	124,657	409,387
UOL Group Ltd.	42,112	210,598
		1,371,856

Spain - 2.18%
Amadeus IT Holding SA	8,182	264,241
Distribuidora Internacional de Alimentacion SA	39,145	309,423
Ferrovial SA	25,425	421,250
Grifols SA - Class B	5,348	164,574
Grifols SA - Class A	15,099	606,431
Red Electrica Corporation SA	2,157	111,903
		1,877,822
Sweden - 6.49%
Assa Abloy AB	6,380	271,277
Getinge AB	1,576	54,236
Holmen AB	14,364	412,188
Industrivarden AB	22,655	390,195
Investor AB	79,842	2,300,823
Svenska Cellulosa AB	50,939	1,243,993
Swedbank AB	40,677	920,036
		5,592,748
Switzerland - 10.26%
ABB Ltd.	648	13,859
Aryzta AG	5,127	327,228
Cie Financiere Richemont SA	2,814	267,131
EMS-Chemie Holding AG	2,820	902,321
Lindt & Spruengli AG - Registered Shares	1	46,266
Lindt & Spruengli AG - Participation Certificate	50	199,886
Lonza Group AG	15,840	1,120,902
Nestle SA	1,583	103,598
Partners Group Holding AG	184	47,127
Roche Holdings AG	5,605	1,397,132
Sulzer AG	895	130,387
Swatch Group AG	506	50,641
Swiss Re AG	55,288	4,236,936
		8,843,414
United Kingdom - 9.11%
3i Group PLC	13,918	77,353
Andor Technology PLC	280,126	1,530,737
ARM Holdings PLC	7,277	98,449
Associated British Foods PLC	24,332	696,104
Babcock International Group PLC	29,976	528,328
BHP Billiton PLC	1,508	43,860
British American Tobacco PLC	5,161	260,963
BT Group PLC	131,223	660,903
Bunzl PLC	25,729	542,988
Coca-Cola HBC AG	631	17,455
Croda International PLC	1,332	53,645
Fresnillo PLC	14,431	291,261
GKN PLC	4,609	23,430
GlaxoSmithKline PLC	5,399	137,693
Hargreaves Lansdown PLC	8,814	136,522
Imperial Tobacco Group PLC	5,744	189,919
Intertek Group PLC	1,145	56,768
ITV PLC	40,345	102,925
Kingfisher PLC	739	4,410
Lloyds Banking Group PLC (a)	236,383	265,888
London Stock Exchange Group PLC	6,424	155,371
Meggitt PLC	7,499	61,234
Melrose Industries PLC	28,332	129,449
Next PLC	11,157	846,202
Rexam PLC	6,444	48,741

Rio Tinto PLC - ADR	4,429	199,792
Rio Tinto PLC	982	44,337
Rolls-Royce Holdings PLC - Ordinary Shares (a)	17,145	295,710
Schroders PLC	4,858	174,256
Tate & Lyle PLC	5,239	65,349
Tesco PLC	9,213	52,357
Weir Group PLC	1,709	57,673
		7,850,072
TOTAL COMMON STOCKS (Cost $71,795,642)		85,338,213

REAL ESTATE INVESTMENT TRUSTS - 0.01%
France - 0.00%
Unibail-Rodamco SE	4	898
Singapore - 0.01%
Keppel REIT	2,288	2,146
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,074)		3,044

CORPORATE BONDS - 0.21%
United Kingdom - 0.21%
Electrabel SA
0.250%, 07/15/2015	117,508	182,101
TOTAL CORPORATE BONDS (Cost $184,417)		182,101

EXCHANGE TRADED FUNDS - 0.41%
iShares MSCI EAFE ETF	6,000	355,020
TOTAL EXCHANGE TRADED FUNDS (Cost $362,472)		355,020

RIGHTS - 0.00%
Fiat Industrial SpA	4,532	6
TOTAL RIGHTS (Cost $6)		6

SHORT-TERM INVESTMENTS - 0.11%
Money Market Fund - 0.11%
Wells Fargo Advantage Government Money Market Fund	97,968	97,968
TOTAL SHORT-TERM INVESTMENTS (Cost $97,968)		97,968

Total Investments (Cost $72,443,579) - 99.74%		85,976,352
Other Assets in Excess of Liabilities - 0.26%		225,100
TOTAL NET ASSETS - 100.00%		$86,201,452

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depository Receipt
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 16.27%
Austria - 0.54%
IMMOFINANZ AG (a)	36,845	145,124

Bermuda - 0.20%
Hongkong Land Holdings Ltd.	8,178	52,705

Brazil - 0.34%
BR Malls Participacoes SA (a)	11,754	89,315

Canada - 2.43%
Brookfield Asset Management, Inc.	15,774	545,568
First Captial Realty, Inc.	6,326	100,959
		646,527
Hong Kong - 1.16%
Hang Lung Properties Ltd.	29,009	90,350
Hysan Development Co. Ltd.	19,890	86,194
Wheelock & Co. Ltd.	26,053	132,548
		309,092
Japan - 5.56%
Daibiru Corp.	5,392	56,572
Heiwa Real Estate Co. Ltd.	7,872	123,558
Hulic Co. Ltd.	11,997	147,050
Mitsui Fudosan Co. Ltd.	28,302	886,009
NTT Urban Development Corp.	54	63,465
Tokyu Land Corp.	22,135	203,856
		1,480,510
Jersey - 0.31%
Atrium European Real Estate Ltd.	14,246	82,482

New Zealand - 0.41%
Argosy Property Ltd.	144,777	109,086

Philippines - 0.69%
Ayala Land, Inc.	309,237	182,516

Singapore - 1.76%
Global Logistic Properties Ltd.	41,778	88,014
Singapore Land Ltd.	34,624	235,703
United Industrial Corp. Ltd.	59,146	143,597
		467,314
Sweden - 0.46%
Fabege AB	11,651	121,232

Switzerland - 0.74%
PSP Swiss Property AG	2,289	196,501

Thailand - 0.22%
Central Pattana PLC	51,781	59,220

United Kingdom - 1.45%
Capital & Counties Properties PLC	78,394	385,769

TOTAL COMMON STOCKS (Cost $4,600,187)		4,327,393

REAL ESTATE INVESTMENT TRUSTS - 77.83%
Australia - 7.33%
BWP Trust	114,465	234,192
CFS Retail Property Trust Group	74,951	134,366
Charter Hall Retail REIT	27,100	88,511
Commonwealth Property Office Fund	70,376	71,903
Dexus Property Group	177,612	161,884
Goodman Group	87,618	359,146
GPT Group	57,846	182,225
Investa Office Fund	36,308	94,719
Westfield Group	42,843	421,384
Westfield Retail Trust	77,650	201,001
		1,949,331
Belgium - 0.35%
Befimmo	1,426	93,105

Canada - 1.82%
Calloway Real Estate Investment Trust	5,010	115,820
Canadian Apartment Properties REIT	3,363	65,772
Canadian Real Estate Investment Trust	5,866	227,278
RioCan Real Estate Investment Trust	3,424	76,555
		485,425
France - 4.05%
Gecina SA	3,765	448,258
Unibail-Rodamco SE	2,802	629,131
		1,077,389
Hong Kong - 2.63%
Prosperity REIT	1,066,641	340,735
The Link REIT	78,749	359,781
		700,516
Italy - 0.28%
Beni Stabili SpA	122,001	75,078

Japan - 4.14%
Activia Properties, Inc.	27	185,437
Daiwa Office Investment Corp.	26	94,369
Frontier Real Estate Investment Corp.	7	59,230
Fukuoka REIT Corp.	6	44,180
Japan Real Estate Investment Corp.	11	116,652
Japan Retail Fund Investment Corp.	66	121,063
Kenedix Realty Investment Corp.	15	56,407
Mori Hills REIT Investment Corp.	17	94,502
Nippon Building Fund, Inc.	17	184,494
Orix JREIT, Inc.	43	45,295
United Urban Investment Corp.	77	99,093
		1,100,722
Netherlands - 0.85%
Corio NV	1,726	67,801
Eurocommercial Properties NV	1,318	49,203
Wereldhave NV	1,625	108,233
		225,237
Singapore - 2.24%
Cambridge Industrial Trust	358,943	180,960
Frasers Commerical Trust	65,166	61,464
Starhill Global REIT	591,918	354,423
		596,847
South Africa - 0.36%
SA Corporate Real Estate Fund Nominees Property Ltd.	254,190	94,936

United Kingdom - 3.34%
Big Yellow Group PLC	17,162	107,755
British Land Co. PLC	15,760	136,309
Derwent London PLC	1,215	43,588
Great Portland Estates PLC	11,080	91,590
Hammerson PLC	16,145	121,059
Land Securities Group PLC	13,245	180,983
Shaftesbury PLC	9,829	90,515
Workspace Group PLC	16,953	116,157
		887,956
United States - 50.44%
Agree Realty Corp.	5,306	143,793
American Campus Communities, Inc.	531	17,688
Apartment Investment & Management Co.	25,951	714,431
Ashford Hospitality Trust, Inc.	11,651	134,336
Associated Estates Realty Corp.	6,642	91,460
BioMed Realty Trust, Inc.	9,646	177,583
Brandywine Realty Trust	2,372	30,409
BRE Properties, Inc.	2,949	141,523
Camden Property Trust	5,999	370,678
CBL & Associates Properties, Inc.	34,061	653,971
Colonial Properties Trust	966	21,339
Cousins Properties, Inc.	24,783	246,095
CubeSmart	1,376	22,910
DCT Industrial Trust, Inc.	10,115	67,669
Duke Realty Corp.	1,287	18,777
DuPont Fabros Technology, Inc.	20,694	471,616
EastGroup Properties, Inc.	360	20,232
Equity Lifestyle Properties, Inc.	558	19,391
Extra Space Storage, Inc.	531	21,893
First Industrial Realty Trust, Inc.	2,726	41,244
First Potomac Realty Trust	1,594	19,829
Franklin Street Properties Corp.	20,015	243,783
General Growth Properties, Inc.	10,770	206,569
Geo Group, Inc.	4,464	139,321
Glimcher Realty Trust	15,174	150,223
Government Properties Income Trust	11,234	262,651
HCP, Inc.	14,141	575,963
Healthcare Realty Trust, Inc.	5,811	130,689
Highwoods Properties, Inc.	605	20,437
Home Properties, Inc.	7,418	428,019
Hospitality Properties Trust	10,718	289,600
Host Hotels & Resorts, Inc.	13,886	236,479
Hudson Pacific Properties, Inc.	11,245	224,338
LTC Properties, Inc.	14,153	501,441
Mack-Cali Realty Corp.	852	18,403
Mid-America Apartment Communities, Inc.	321	19,793
National Retail Properties, Inc.	2,054	62,914
Parkway Properties, Inc.	15,669	256,188
Pennsylvania Real Estate Investment Trust	34,547	640,847
Piedmont Office Realty Trust, Inc.	23,549	404,572
Post Properties, Inc.	14,892	673,565
Prologis, Inc.	10,845	382,178
PS Business Parks, Inc.	1,944	141,270
Public Storage	3,833	585,184
Ramco-Gershenson Properties Trust	3,515	50,897
Retail Properties of America, Inc.	6,853	91,419
RLJ Lodging Trust	10,441	239,934

Sabra Health Care REIT, Inc.	24,900	550,539
Senior Housing Properties Trust	2,057	46,797
Simon Property Group, Inc.	6,076	884,848
STAG Industrial, Inc.	10,102	202,040
Sunstone Hotel Investors, Inc. (a)	1,824	21,943
Taubman Centers, Inc.	10,472	705,918
Ventas, Inc.	873	54,353
Vornado Realty Trust	2,941	239,103
WP Carey, Inc.	4,399	289,146
		13,418,231
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,504,380)		20,704,773

EXCHANGE TRADED FUNDS - 5.01%
SPDR Dow Jones International Real Estate ETF	15,200	590,824
Vanguard REIT ETF	11,500	742,095
TOTAL EXCHANGE TRADED FUNDS (Cost $1,373,393)		1,332,919

SHORT-TERM INVESTMENTS - 0.33%
Money Market Fund - 0.33%
Wells Fargo Advantage Government Money Market Fund	86,904	86,904
TOTAL SHORT-TERM INVESTMENTS (Cost $86,904)		86,904

Total Investments (Cost $29,564,864) - 99.44%		26,451,989
Other Assets in Excess of Liabilities - 0.56%		149,969
TOTAL NET ASSETS - 100.00%		$26,601,958

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e.
owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
August 31, 2013 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at August 31, 2013 for the Gerstein Fisher Multi-Factor Growth Equity Fund, Gerstein Fisher Multi-Factor International Growth Equity Fund, & Gerstein Fisher Multi-Factor Global Real Estate Securities Fund ( the "Funds"), were as follows*:

	Gerstein Fisher Multi-Factor Growth Equity Fund	Gerstein Fisher Multi-Factor International Growth Equity Fund	Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Cost of Investments	$116,399,446	$72,443,579	$29,564,864
Gross unrealized appreciation	$42,384,722	$14,990,801	$82,097
Gross unrealized depreciation	(1,247,543)	(1,458,028)	(3,194,972)
Net unrealized appreciation (depreciation)	$41,137,179	$13,532,773	$(3,112,875)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Gerstein Fisher Multi-Factor Growth Equity Fund and Gerstein Fisher Multi-Factor International Growth Equity Fund, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.  The Gerstein Fisher Multi-Factor Global Real Estate Securities Fund will report federal income tax information in the first annual report dated November 30, 2013.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

3.	Valuation of Securities

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
For the Gerstein Fisher Multi-Factor International Growth Equity Fund and Gerstein Fisher Multi-Factor Global Real Estate Securities Fund, in the case of foreign securities, the occurance of certain events after the close of foreign markets, but prior to the time the Fund's net asset value ("NAV") is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.
If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 820 hierarchy. The Adviser anticipates that the Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the
Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the
Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff
Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying
Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method.

4.	Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor Growth Equity Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$157,235,000	$-	$-	$157,235,000
Exchange Traded Funds	221,214	-	-	221,214
Total Equity	157,456,214	-	-	157,456,214

Short-Term Investments	-	80,411	-	80,411

Total Investment in Securities	$157,456,214	$80,411	$-	$157,536,625

There were no transfers between Level 1 and Level 2 for the Fund as of August 31, 2013.

* For further information regarding security characteristics, please see the Schedules of Investments.

The Fund held no Level 3 securities during the period ended August 31, 2013. The Funds measure Level 3 activity as of the beginning and end of the period. For the period ended August 31, 2013, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor International Growth Equity Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$1,363,116	$83,975,097	$-	$85,338,213
Real Estate Investment Trusts*	-	3,044	-	3,044
Exhange Traded Funds	355,020	-	-	355,020
Right	-	-	6	6
Total Equity	1,718,136	83,978,141	6	85,696,283

Fixed Income
Corporate Bonds	-	182,101	-	182,101
Total Fixed Income	-	182,101	-	182,101

Short-Term Investments	-	97,968	-	97,968

Total Investment in Securities	$1,718,136	$84,258,210	$6	$85,976,352

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$-
Transfers out of Level 1	1,372,541
Net transfers in and/or out of Level 1	$1,372,541

Transfers into Level 2	$1,372,541
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$1,372,541

Level 3 Reconciliation Disclosure
The following is a reconciliaton of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Category	Balance as of 11/30/2012	Acquisitions	Balance as of 8/31/2013
Right	$-	$6	$6

The following table presents additional information about valuation mehtodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2013.

	Fair Value August 31, 2013	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an increase in Input (2)
Rights	$6	Fair Value Pricing	Third Party Inputs	Increase

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities.
Management has determined that market participants would take these inputs into account when valuing the investments.
(2)	The column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$844,928	$3,482,465	$-	$4,327,393
Real Estate Investment Trusts*	13,998,592	6,706,181	-	20,704,773
Exchange Traded Funds	1,332,919	-	-	1,332,919
Total Equity	16,176,439	10,188,646	-	26,365,085

Short-Term Investments	-	86,904	-	86,904

Total Investment in Securities	$16,176,439	$10,275,550	$-	$26,451,989

There were no transfers between Level 1 and Level 2 for the Fund as of August 31, 2013.

* For further information regarding security characteristics, please see the Schedules of Investments.

The Fund held no Level 3 securities during the period ended August 31, 2013. The Funds measure Level 3 activity as of the beginning and end of the period. For the period ended August 31, 2013, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   10/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   10/22/13

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   10/22/13

* Print the name and title of each signing officer under his or her signature.